UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)				September 30, 2006

UNITED STATES
GOVERNMENT		Coupon	Maturity	Principal
OBLIGATIONS 57.00%		Rate	Date	Amount	Value

United States Treasury Bill 32.64%
	Yield	4.66%	10/05/06	$40,000,000	$39,979,398

United States Treasury Notes 24.36%
		3.50%	11/15/06	10,000,000	9,984,916
		3.125%	01/31/07	10,000,000	9,937,296
		3.625%	04/30/07	10,000,000	9,908,689
					29,830,901

Total United States Government Obligations					69,810,299
(cost $69,810,299)

REPURCHASE AGREEMENTS 43.35%

Joint Tri-Party Repurchase Agreements,
09/29/06, collateralized by U.S. Treasury
securities held in joint tri-party
repurchase accounts:

5.05% Merrill Lynch,
repurchase price $30,102,197		5.05%	10/02/06	30,089,534	30,089,534
5.00% Morgan Stanley Dean Witter,
repurchase price $23,009,583		5.00%	10/02/06	23,000,000	23,000,000

Total Repurchase Agreements					53,089,534
(cost $53,089,534)

Total Investments 100.35%					122,899,833
(cost $122,899,833)
Other assets and liabilities, net (0.35)%					(431,204)

NET ASSETS 100%					$122,468,629

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)				September 30, 2006

UNITED STATES
GOVERNMENT AND		Coupon	Maturity	Principal
AGENCY OBLIGATIONS 99.66%		Rate	Date	Amount	Value

Federal Farm Credit Bank 36.78%
Discount Notes:
	Yield	5.14%	10/02/06	$70,000,000	$69,990,447
	Yield	5.37%	10/04/06	25,000,000	24,989,271
	Yield	4.73%	11/09/06	5,000,000	4,974,867
Fixed Rates:
		2.38%	10/02/06	4,884,000	4,883,647
		6.70%	10/11/06	1,000,000	1,000,320
		2.70%	11/24/06	5,000,000	4,985,626
		4.63%	12/27/06	4,000,000	4,000,212
		3.37%	12/28/06	2,000,000	1,992,275
		1.88%	01/16/07	13,245,000	13,114,474
		3.40%	01/22/07	1,000,000	993,957
		4.11%	02/02/07	5,000,000	4,979,629
		3.94%	02/23/07	3,260,000	3,241,973
		3.85%	03/14/07	500,000	496,376
		3.63%	04/19/07	2,000,000	1,980,510
		3.25%	06/15/07	3,000,000	2,953,310
		4.63%	07/03/07	3,000,000	2,984,267
		5.30%	08/16/07	3,000,000	3,001,385
Variable Rate:
		5.26%	01/03/07	9,000,000	9,000,883
					159,563,429

Federal Home Loan Bank 62.88%
Discount Notes:
	Yield	4.40%	10/02/06	13,531,000	13,529,346
	Yield	5.15%	10/04/06	7,796,000	7,792,661
	Yield	5.07%	10/05/06	92,093,000	92,041,176
	Yield	5.17%	10/11/06	36,242,000	36,190,147
	Yield	5.17%	10/18/06	30,000,000	29,927,042
	Yield	5.18%	10/25/06	10,000,000	9,965,767
	Yield	5.21%	11/15/06	10,000,000	9,935,750
Fixed Rates:
		3.88%	10/23/06	2,500,000	2,497,790
		5.40%	10/25/06	1,000,000	1,000,229
		3.95%	10/27/06	2,000,000	1,997,735
		3.00%	11/06/06	1,585,000	1,582,461
		6.50%	11/15/06	1,400,000	1,402,291
		3.25%	11/28/06	1,000,000	997,145
		4.28%	11/28/06	2,000,000	1,997,667
		2.75%	12/15/06	2,520,000	2,508,106
		3.38%	12/15/06	1,900,000	1,894,374
		2.65%	01/22/07	5,000,000	4,962,006
		4.70%	01/30/07	3,000,000	3,000,000
		2.80%	02/09/07	5,000,000	4,958,819
		5.00%	02/09/07	3,000,000	3,000,000
		2.50%	02/13/07	2,000,000	1,980,100
		5.08%	02/22/07	6,250,000	6,245,311
		3.75%	03/07/07	5,000,000	4,969,601
		2.85%	03/08/07	2,000,000	1,979,172
		4.00%	03/28/07	2,000,000	1,986,012
		4.00%	04/05/07	3,500,000	3,476,115
		4.00%	04/18/07	3,000,000	2,979,373
		3.17%	05/04/07	5,000,000	4,939,702
		3.28%	05/07/07	1,000,000	987,273
		2.63%	05/15/07	2,410,000	2,366,950
		3.03%	05/18/07	3,305,000	3,259,950
		2.75%	06/04/07	2,500,000	2,458,697
		2.63%	06/19/07	2,000,000	1,958,586
		4.00%	06/22/07	1,000,000	990,862
Step Coupon:
		3.00%	12/22/06	1,000,000	995,393
					272,753,609

Total Investments 99.66%					432,317,038
(cost $432,317,038)
Other assets and liabilities, net 0.34%					1,475,087

NET ASSETS 100%					$433,792,125

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)				September 30, 2006

	Coupon		Maturity	Principal
MUNICIPAL BONDS 92.63%	Rate		Date	Amount	Value

Alabama 2.96%
DCH Health Care Authority Facilities Revenue	5.00%		06/01/09	$250,000	$257,887
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	200,000	203,554
					461,441

Alaska 1.95%
Alaska Municipal Bond Bank Authority, Series A	4.00%		02/01/16	300,000	304,662

Arizona 3.24%
Maricopa County, Arizona Unified School District, GO	4.85%		07/01/11	200,000	203,868
Pima County Unified School District, GO Unlimited, Refunding	3.70%		07/01/12	300,000	301,377
					505,245

California 3.27%
Association of Bay Area Governments (ABAG) Finance Authority,
Series C	4.00%		03/01/08	100,000	100,119
San Diego, California Community College District, GO Unlimited (ZCB)	4.34%	(1)	05/01/15	300,000	213,792
Santa Cruz County Redevelopment Agency, Refunding	4.40%		09/01/17	190,000	195,350
					509,261

Colorado 0.66%
Adams & Arapahoe Counties Joint School District, Series C, GO	5.75%		12/01/07	100,000	102,349

Connecticut 1.76%
Connecticut State, Series D, GO Unlimited	5.375%		11/15/18	250,000	274,292

Delaware 1.33%
Delaware Transportation Authority System Revenue	5.50%		07/01/08	200,000	206,724

District of Columbia 1.01%
District of Columbia, Unrefunded, Series B	5.50%		06/01/09	150,000	157,194

Florida 4.30%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%		06/01/11	175,000	181,450
Hillsborough County Industrial Development Authority Hospital Revenue	3.50%		10/01/09	205,000	202,704
Jacksonville Transportation Authority, GO	6.50%		07/01/07	280,000	286,079
					670,233

Georgia 0.64%
Georgia Municipal Electric Authority Power Revenue, Series A	5.30%		01/01/07	100,000	100,427

Illinois 6.25%
Chicago Water Revenue (ZCB)	5.05%	(1)	11/01/08	275,000	255,271
Illinois Finance Authority Revenue, Refunding	5.00%		07/01/16	390,000	423,302
Western Illinois, University and College Revenue	3.50%		04/01/13	300,000	296,394
					974,967

Indiana 5.69%
Indiana State Finance Authority Revenue, Refunding	4.00%		05/01/12	350,000	355,768
Indianapolis, Indiana Local Public Improvement Bond Bank, Series D	6.60%		02/01/07	225,000	227,167
Tippecanoe County, Indiana School Improvements	4.00%		01/15/15	300,000	304,428
					887,363

Iowa 3.35%
Ames, Iowa Hospital Revenue, Refunding	5.00%		06/15/15	300,000	319,632
Johnston Community School District, GO Unlimited	4.00%		06/01/16	200,000	202,478
					522,110

Kansas 1.31%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	200,000	204,400

Massachusetts 1.53%
Massachusetts State Health & Educational Facilities Authority Revenue, Series D	5.00%		10/01/07	135,000	136,077
Massachusetts State, Series C, GO	4.625%		10/01/08	100,000	102,107
					238,184

Michigan 0.85%
Detroit, Michigan Local Development Financial Authority, Series A	5.20%		05/01/10	130,000	132,496

Mississippi 1.91%
Mississippi Hospital Equipment & Facilities Authority Revenue	3.45%		04/01/07	300,000	298,155

Missouri 1.51%
Missouri State Health & Educational Facilities Authority Revenue,
Series A	6.75%		05/15/13	200,000	235,874

Nevada 2.92%
North Las Vegas, GO Limited	4.00%		03/01/16	200,000	200,716
Washoe County Gas & Water Facilities Revenue	6.30%		12/01/14	250,000	255,017
					455,733

New Jersey 6.52%
Brigantine, New Jersey School Improvements, GO Unlimited	3.50%		01/15/13	300,000	297,648
New Jersey State	5.125%		05/01/10	250,000	262,760
New Jersey State Transportation Trust Fund Authority, Series D	4.00%		06/15/14	250,000	255,648
Washington Township Board of Education, GO	5.10%		02/01/08	200,000	201,028
					1,017,084

New York 10.54%
Hempstead Township, Series B, GO Unlimited Tax	5.375%		11/15/10	120,000	123,694
New York City Transitional Financial Authority Revenue, Series A	5.25%		11/01/08	225,000	232,855
New York State, GO	5.00%		03/01/08	250,000	255,103
New York State, Local Highway & Bridge, Series A	5.375%		04/01/10	200,000	207,214
New York, New York, Series B	5.25%		08/01/09	200,000	208,614
New York, New York, Series C	3.50%		08/01/07	300,000	299,916
Schenectady Metroplex Development Authority Revenue, Series A	5.00%		12/15/12	110,000	114,508
Tobacco Settlement Financing Corp., Series B	4.00%		06/01/07	200,000	200,650
					1,642,554

North Carolina 1.15%
North Carolina Eastern Municipal Power Agency Revenue, Refunding, Series A	5.60%		01/01/10	175,000	179,295

Ohio 1.29%
Ohio State Higher Education, Series B, GO	4.25%		11/01/07	200,000	201,502

Oregon 2.13%
Clackamas County Hospital Facilities Authority Revenue	5.00%		05/01/07	200,000	201,516
Oregon State Department Transportation Highway	5.00%		11/15/09	125,000	130,219
					331,735

South Carolina 4.57%
Horry County Hospitality Fee Special Obligation	5.00%		04/01/10	200,000	207,580
Jasper County School District, GO Unlimited	4.00%		03/01/15	195,000	199,471
Spartanburg County School District	3.875%		04/01/12	300,000	304,674
					711,725

Tennessee 2.04%
Tennessee State, GO Unlimited, Refunding, Series A	5.00%		05/01/11	300,000	318,081

Texas 10.28%
Arlington Refunding, Series A	5.00%		08/15/08	200,000	205,286
Gulf Coast Industrial Development Authority Pollution Control Revenue	4.95%		07/01/07	385,000	388,919
Killeen, Texas Independent School District, GO Unlimited, Prerefunded	5.00%		02/15/09	310,000	316,045
Killeen, Texas Independent School District, GO Unlimited, Unrefunded	5.00%		02/15/09	90,000	91,731
San Antonio Water System Revenue	5.00%		05/15/13	100,000	105,420
Texas State Water Development Board Revenue, Series A	5.125%		07/15/09	290,000	291,253
Texas Turnpike Authority Revenue	5.00%		06/01/08	200,000	204,686
					1,603,340

Utah 1.32%
Utah Transit Authority Sales Tax & Transportation Revenue	4.90%		12/15/09	200,000	205,234

Virginia 2.11%
Virginia College Building Authority, Series A	5.00%		09/01/15	300,000	329,121

Washington 3.25%
Clark County, Washington School District, GO Unlimited	5.125%		12/01/11	100,000	106,873
Thurston County School District, GO Unlimited, Refunding	4.00%		12/01/06	400,000	400,220
					507,093

Wisconsin 0.99%
Milwaukee, Wisconsin, Series L, GO	4.60%		12/15/13	150,000	153,486

Total Municipal Bonds					14,441,360
(cost $14,328,594)

REPURCHASE AGREEMENT 7.23%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
09/29/06, 5.05%, due 10/02/06, repurchase price
$1,127,836, collateralized by U.S. Treasury securities held
in a joint tri-party repurchase account (cost $1,127,362)	5.05%		10/02/06	1,127,362	1,127,362

Total Investments 99.86%					15,568,722
(cost $15,455,956)
Other assets and liabilities, net 0.14%					21,173

NET ASSETS 100%					$15,589,895

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)				September 30, 2006

	Coupon		Maturity	Principal
MUNICIPAL BONDS 90.26%	Rate		Date	Amount	Value

Alabama 5.81%
Alabama 21st Century Authority Tobacco Settlement Revenue	5.75%		12/01/19	$275,000	$290,928
Alabama State, GO Unlimited, Series A	4.625%		09/01/22	375,000	390,577
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	195,000	198,465
					879,970

California 4.14%
Campbell, California Union High School District, GO Unlimited	4.75%		08/01/34	300,000	306,471
San Diego, California Community College District, GO Unlimited (ZCB)	4.34%	(1)	05/01/15	450,000	320,688
					627,159

Colorado 1.04%
Colorado Health Facility Authority Revenue	5.00%		09/01/16	150,000	156,667

Florida 5.92%
Florida Board of Education Capital Outlay, GO Unlimited Tax,
Refunding, Series A	6.625%		06/01/07	90,000	91,498
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%		06/01/28	300,000	302,088
St. Lucie County Florida Sales Tax Revenue	5.25%		10/01/23	465,000	503,400
					896,986

Georgia 6.32%
Atlanta Development Authority Revenue	5.25%		07/01/22	500,000	525,205
Chatham County Hospital Authority Revenue, Series A	5.50%		01/01/34	405,000	431,309
					956,514

Illinois 8.80%
Du Page County, Refunding	5.60%		01/01/21	490,000	556,851
Illinois Development Financing Authority Hospital Revenue,
Adventist Health Systems	5.65%		11/15/24	435,000	463,993
Illinois Regional Transportation Authority Revenue, Series A	7.20%		11/01/20	250,000	312,195
					1,333,039

Iowa 2.01%
Davenport, Iowa, GO Unlimited, Series A	4.375%		06/01/20	300,000	304,179

Kansas 9.22%
Kansas State Development Finance Authority Hospital Revenue, Series Z	5.00%		12/15/12	500,000	528,140
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	250,000	255,500
University of Kansas Hospital Authority Health Facilities Revenue	5.625%		09/01/27	570,000	613,012
					1,396,652

Maryland 2.12%
Maryland State Health & Higher Educational Facilities Authority Revenue	5.75%		07/01/21	300,000	320,313

Michigan 4.04%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.375%		05/01/18	300,000	305,781
Macomb County Building Authority, GO Limited	4.50%		11/01/23	300,000	306,225
					612,006

Missouri 2.80%
St. Louis Airport Development Program, Prerefunded, Series A	5.00%		07/01/11	165,000	175,275
St. Louis Airport Development Program, Unrefunded, Series A	5.00%		07/01/11	235,000	248,581
					423,856

New Jersey 5.25%
New Jersey Health Care Facilities Financing Authority Revenue	4.375%		07/01/10	460,000	467,995
New Jersey State Transportation Authority, Series A	5.00%		06/15/13	315,000	326,879
					794,874

New York 4.84%
New York, GO Unlimited, Prerefunded, Series H	5.25%		03/15/14	445,000	466,979
New York, GO Unlimited, Unrefunded, Series H	5.25%		03/15/14	5,000	5,253
New York, Prerefunded, Series J	5.00%		05/15/12	75,000	78,526
New York, Unrefunded Balance, Series J	5.00%		05/15/12	175,000	182,024
					732,782

Ohio 3.48%
Ohio State Mental Health Facilities Revenue	5.50%		06/01/15	300,000	321,702
South Euclid Special Assessment, GO Limited Tax	6.70%		12/01/14	185,000	204,764
					526,466

Pennsylvania 1.69%
Chester County Health & Educational Facilities Authority Revenue	5.00%		05/15/08	250,000	255,390

Puerto Rico 2.11%
Puerto Rico Electric Power Authority Revenue, Series II	5.125%		07/01/26	300,000	319,851

Rhode Island 3.80%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%		08/15/32	500,000	574,870

South Carolina 1.69%
South Carolina Jobs Economic Development Authority Revenue	5.00%		11/01/23	250,000	255,542

Tennessee 1.46%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%		05/01/20	200,000	220,788

Texas 6.38%
Duncanville, Texas Independent School District, GO Unlimited,
Prerefunded, Series B	5.25%		02/15/32	495,000	533,996
Duncanville, Texas Independent School District, GO Unlimited,
Unrefunded, Series B	5.25%		02/15/32	5,000	5,291
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%		08/15/17	120,000	119,785
White Settlement, Texas Independent School District, GO Unlimited	4.125%		08/15/15	300,000	307,269
					966,341

Utah 2.00%
Weber County School District, GO Unlimited, Prerefunded, Series A	5.15%		06/15/08	110,000	111,256
Weber County School District, GO Unlimited, Unrefunded, Series A	5.15%		06/15/08	190,000	192,170
					303,426

Vermont 2.04%
Vermont Educational & Health Buildings Financing Agency Revenue,
Vermont Law School Project, Series A	5.375%		01/01/23	300,000	309,312

Washington 3.30%
King & Snohomish Counties' School District, Series C	5.00%		06/15/10	250,000	257,905
Spokane County Washington School District, GO Unlimited	5.05%		06/01/22	255,000	241,692
					499,597

Total Municipal Bonds					13,666,580
(cost $13,033,490)

REPURCHASE AGREEMENT 9.62%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
09/29/06, 5.05%, due 10/02/06, repurchase price
$1,456,758, collateralized by U.S. Treasury securities held
in a joint tri-party repurchase account (cost $1,456,145)	5.05%		10/02/06	1,456,145	1,456,145

Total Investments 99.88%					15,122,725
(cost $14,489,635)
Other assets and liabilities, net 0.12%					17,759

NET ASSETS 100%					$15,140,484

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)			September 30, 2006

COMMON STOCKS 81.64%		Shares	Value

Aerospace/Defense 2.31%
Lockheed Martin Corp.		1,500	$129,090
Raytheon Co.		7,500	360,075
			489,165

Apparel 1.28%
Volcom, Inc.		12,000	270,480	*

Applications Software 1.29%
Microsoft Corp.		10,000	273,300

Auto Manufacturers 1.21%
PACCAR, Inc.		4,500	256,590

Automobile 1.58%
CarMax, Inc.		8,000	333,680	*

Banks 0.76%
Bank of America Corp.		3,000	160,710

Batteries 1.70%
Energizer Holdings, Inc.		5,000	359,950	*

Beverages 1.23%
PepsiCo, Inc.		4,000	261,040

Cable TV 0.17%
Stream Communications Network, Inc.		168,000	35,280	*

Chemicals & Allied Products 0.71%
Ecolab, Inc.		3,500	149,870

Coal 0.45%
Penn Virginia Resources Partners, L.P.		4,000	96,120

Computers 3.97%
Apple Computer, Inc.		6,000	462,180	*
Hewlett-Packard Co.		4,000	146,760
Trident Microsystems, Inc.		10,000	232,600	*
			841,540

Computers - Memory Devices 1.31%
Network Appliance, Inc		7,500	277,575	*

Construction 0.83%
Hovnanian Enterprises, Inc., Class A		6,000	176,040	*

Data Processing & Software 3.20%
Oracle Corp.		30,000	532,200	*
THQ, Inc.		5,000	145,850	*
			678,050

E-Commerce / Services 1.44%
Digital River, Inc.		4,000	204,480	*
Yahoo!, Inc.		4,000	101,120	*
			305,600

Electric - Integrated 2.44%
Allegheny Energy, Inc.		6,000	241,020	*
Cleco Corp.		1,000	25,240
FirstEnergy Corp.		4,500	251,370
			517,630

Electronics & Components 1.21%
Jabil Circuit, Inc.		9,000	257,130

Financial Services 6.12%
Capital Southwest Corp.		1,000	119,150
International Securities Exchange Holdings, Inc.		6,000	281,340
JPMorgan Chase & Co.		6,000	281,760
Morgan Stanley		5,000	364,550
U.S. Bancorp		7,500	249,150
			1,295,950

Food 0.94%
Kellogg Co.		4,000	198,080

Hotels 0.76%
Host Hotels & Resorts, Inc.		7,000	160,510

Insurance 1.90%
Assurant, Inc.		3,500	186,935
Loews Corp.		1,500	56,850
Philadelphia Consolidated Holding Corp.		4,000	159,120	*
			402,905

Internet 1.71%
Akamai Technologies, Inc.		6,000	299,940	*
Stockgroup Information Systems, Inc.		201,625	63,127	*
			363,067

Medical - Drugs 4.87%
Allergan, Inc.		1,500	168,915
Merck & Co., Inc.		6,000	251,400
Novo Nordisk AS, Sponsored ADR		2,500	186,300
Pfizer, Inc.		15,000	425,400
			1,032,015
Medical - HMO 2.30%
UnitedHealth Group, Inc.		3,000	147,600
WellCare Health Plans, Inc.		6,000	339,780	*
			487,380

Medical - Hospitals 0.85%
Universal Health Services, Inc., Class B		3,000	179,790

Medical - Laboratories 0.77%
Laboratory Corp. of America Holdings		2,500	163,925	*

Medical - Products 0.71%
DENTSPLY International, Inc.		5,000	150,550

Multimedia 2.68%
News Corp., Class B		20,000	412,800
The Walt Disney Co.		5,000	154,550
			567,350

Networking Products 2.17%
Cisco Systems, Inc.		20,000	460,000	*

Oil & Gas - Integrated 1.53%
Chevron Corp.		5,000	324,300

Oil & Gas Equipment & Services 2.31%
GulfMark Offshore, Inc.		3,500	111,405	*
Schlumberger Ltd.		4,500	279,135
Veritas DGC, Inc.		1,500	98,760	*
			489,300

Oil & Gas Exploration & Production 1.17%
Canetic Resources Trust		6,000	102,120
Chesapeake Energy Corp.		5,000	144,900
			247,020

Oil & Gas Refining & Marketing 2.32%
Frontier Oil Corp.		5,000	132,900
Holly Corp.		3,500	151,655
Valero Energy Corp.		4,000	205,880
			490,435

Oil & Gas Royalty Trust 0.83%
San Juan Basin Royalty Trust		5,000	176,600

Pharmacy Services 0.80%
Caremark Rx, Inc.		3,000	170,010

Private Corrections 2.15%
Corrections Corporation of America		10,500	454,125	*

Restaurants 1.73%
Jack in the Box, Inc.		7,000	365,260	*

Retail 3.71%
CVS Corp.		7,000	224,840
J.C. Penney Co., Inc.		2,500	170,975
Kohl's Corp.		6,000	389,520	*
			785,335

Semiconductors 5.33%
Lam Research Corp.		6,000	271,980	*
Micron Technology, Inc.		10,000	174,000	*
QLogic Corp.		15,000	283,500	*
Texas Instruments, Inc.		12,000	399,000
			1,128,480

Telecommunications Services 1.50%
Amdocs Ltd.		8,000	316,800	*

Telephone - Integrated 1.82%
BellSouth Corp.		9,000	384,750

Tobacco 1.46%
Altria Group, Inc.		2,000	153,100
Reynolds American, Inc.		2,500	154,925
			308,025

Wire & Cable Products 1.08%
General Cable Corp.		6,000	229,260	*

Wireless Equipment 1.03%
QUALCOMM, Inc.		6,000	218,100

Total Common Stocks			17,289,072
(cost $16,705,630)

EXCHANGE-TRADED FUNDS 2.81%

iShares Lehman Aggregate Bond Fund		2,400	240,384
Ultra QQQ ProShares		3,000	233,700
Ultra S&P 500 ProShares		1,500	120,825

Total Exchange-Traded Funds			594,909
(cost $572,806)

WARRANTS 4.27%

Gold Mining 4.27%
Bema Gold Corp., Warrants (October 2007)		3,000	8,715	*
Goldcorp, Inc., Warrants (June 2011)		63,030	895,140	*

Total Warrants			903,855
(cost $566,186)

PURCHASED OPTIONS 2.09%		Contracts

Gold Mining 2.09%
Goldcorp, Inc., Strike Price 20, Call, Expiration Apr. 2007
(premium $44,839)		95	53,200
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $38,462)		63	47,880
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $127,773)		155	147,250
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2008
(premium $26,019)		63	34,020
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2009
(premium $98,813)		155	108,500
Goldcorp, Inc., Strike Price 25, Call, Expiration Apr. 2007
(premium $23,939)		95	29,070
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 120, Put,
Expiration Dec. 2006 (premium $50,150)		50	22,500

Total Purchased Options			442,420
(cost $409,995)

Total Securities			19,230,256

		Principal
REPURCHASE AGREEMENT 12.09%		Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
09/29/06, 5.05%, due 10/02/06, repurchase price
$2,560,955, collateralized by U.S. Treasury securities held
in a joint tri-party repurchase account (cost $2,559,878)		$2,559,878	2,559,878

Total Investments 102.90%			21,790,134
(cost $20,814,495)
Other assets and liabilities, net (2.90)%			(614,214)

NET ASSETS 100%			$21,175,920

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)			September 30, 2006

COMMON STOCKS 88.63%		Shares	Value

Advertising 1.22%
Focus Media Holding Ltd., ADR		15,000	$868,800	*

Airlines 0.41%
China Eastern Airlines Corp., Ltd., H shares		1,700,000	292,385

Airport Operations 0.92%
Beijing Capital International Airport Co., Ltd., H shares		1,000,000	655,877

Apparel 2.59%
Yue Yuen Industrial Holdings Ltd.		600,000	1,848,263

Auto Manufacturers 0.47%
Great Wall Motor Co., H shares		400,000	333,714

Auto Parts & Equipment 0.23%
Xinyi Glass Holding Co., Ltd.		500,000	166,215

Banks 3.30%
HSBC Holdings plc		120,000	2,188,651
Siam Commercial Bank Public Co., Ltd.		100,000	162,342
			2,350,993

Cellular Telecommunications 4.97%
China Mobile (Hong Kong) Ltd., H shares		500,000	3,542,504	*

Chemicals - Agricultural 0.45%
Spur Ventures, Inc.		500,000	322,769	*

Chemicals - Other 2.54%
Kingboard Chemical Holdings Ltd.		500,000	1,809,757

Coal 0.28%
Western Canadian Coal Corp.		110,000	202,179	*

Distribution/Wholesale 5.32%
Esprit Holdings Ltd.		200,000	1,813,608
Li & Fung Ltd.		800,000	1,975,588
			3,789,196

Diversified Minerals 0.21%
Caledon Resources plc		875,000	86,586	*
Erdene Gold, Inc.		100,000	60,071	*
New Pacific Metals Corp.		6,700	6,608	*
			153,265

Diversified Operations 2.18%
First Pacific Co., Ltd.		2,400,000	1,127,440
Melco International Development Ltd.		200,000	427,667
			1,555,107

E-Commerce / Services 0.63%
Ctrip.com International Ltd.		10,000	449,500

Electronics & Components 4.27%
Asustek Computer, Inc.		320,000	751,235
Comtech Group, Inc.		15,000	224,550	*
Hon Hai Precision Industry Co., Ltd.		340,000	2,069,945
Yageo Corp., Sponsored GDR		1	2	*
			3,045,732

Financial Services 0.04%
Cathay Financial Holding Co., Ltd.		14,915	29,877

Food & Beverages 2.93%
China Mengniu Dairy Co., Ltd.		800,000	1,343,071
Tingyi (Cayman Islands) Holding Corp.		1,000,000	747,006
			2,090,077

Gas Distribution 1.98%
Hong Kong & China Gas Co., Ltd.		600,000	1,407,760

Gold Mining 1.35%
Great China Mining, Inc.		500,000	63,500	*
Kingsgate Consolidated Ltd.		19,980	68,410
Olympus Pacific Minerals, Inc.		440,500	161,927	*
Silk Road Resources Ltd.		240,000	215,179	*
Sino Gold Ltd.		50,000	156,649	*
Zijin Mining Group Co., Ltd., H shares		600,000	298,032
			963,697

Health & Personal care 1.21%
Hengan International Group Co., Ltd.		400,000	859,442

Home Furnishings 0.54%
Samson Holding Ltd.		800,000	385,055

Hotels 3.10%
Shangri-La Asia Ltd.		1,000,000	2,207,647

Insurance 7.23%
China Life Insurance Co., Ltd., H shares		1,900,000	3,716,548
Ping An Insurance Co. of China Ltd., H shares		400,000	1,437,538
			5,154,086

Internet 1.70%
Asia Broadband, Inc.		954,945	57,297	*
Tencent Holdings Ltd.		500,000	1,151,314
			1,208,611

Manufacturing 1.66%
Peace Mark Holdings Ltd.		1,800,000	1,180,578

Media 0.60%
Sun New Media, Inc.		160,000	428,800	*

Metal - Aluminum 0.57%
Global Alumina Products Corp.		290,000	406,000	*

Metal - Copper 0.81%
Continental Minerals Corp.		190,000	238,490	*
Toledo Mining Corp. plc		45,240	87,630	*
Verona Development Corp.		441,600	249,436	*
			575,556

Metal Processors & Fabrication 1.64%
Catcher Technology Co., Ltd.		80,881	694,016
Jiangxi Copper Co., Ltd., H shares		500,000	476,184
			1,170,200

Non-Ferrous Metals 0.12%
Sterling Group Ventures, Inc.		512,800	84,612	*

Oil & Gas - Integrated 3.02%
PetroChina Co., Ltd., ADR		20,000	2,153,000

Oil & Gas Exploration & Production 4.50%
Big Sky Energy Corp.		1,000,000	680,000	*
Big Sky Energy Corp. (RS)		100,000	64,600	*
CNOOC Ltd., ADR		25,000	2,082,250
Green Dragon Gas Ltd.		62,949	382,100	*
			3,208,950

Paper Products 2.39%
Nine Dragons Paper Holdings Ltd.		1,500,000	1,701,942	*

Precious Metals 0.54%
Golden China Resources Corp.		267,000	47,877	*
TVI Pacific, Inc.		2,265,714	335,180	*
			383,057

Public Thoroughfares 0.49%
Jiangsu Expressway Co., Ltd., H shares		600,000	346,549

Publishing 0.19%
Lingo Media, Inc.		775,000	135,496	*

Real Estate Companies 8.49%
Cheung Kong Holdings Ltd.		100,000	1,073,661
China Overseas Land & Investment Ltd.		1,400,000	1,079,950
China Vanke Co., Ltd., B shares		900,000	947,235
City Developments Ltd.		80,000	539,654
Daying Modern Agricultural Co., Ltd., B shares		1	0	*
Land and House Public Co., Ltd.		800,000	158,616
Sino Land Co., Ltd.		900,000	1,596,437
Sun Hung Kai Properties Ltd.		60,000	654,208
United Overseas Land Ltd.		1,500	3,310
			6,053,071

Retail 0.73%
China First Pencil Co. Ltd., B shares		1	0	*
Shanghai Friendship Group, Inc., Co., B shares		2	1
Shinsegae Co., Ltd.		1,000	517,834
			517,835

Schools 1.46%
Capital Alliance Group, Inc.		1,213,332	946,428	*
New Oriental Education & Technology Group, Inc., Sponsored ADR		4,000	97,000	*
			1,043,428

Semiconductors 4.15%
Chartered Semiconductor Manufacturing Ltd.		700,000	533,981	*
Siliconware Precision Industries Co., ADR		80,000	476,000
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR		202,999	1,948,790
			2,958,771

Shipbuilding 0.97%
Hyundai Heavy Industries Co., Ltd.		5,000	692,206

Shipping 0.20%
China Shipping Development Co., Ltd., H Shares		150,000	143,048

Silver Mining 2.02%
Silvercorp Metals, Inc.		126,000	1,441,485	*

Telecommunications 3.04%
Foxconn International Holdings Ltd.		700,000	2,165,291	*

Telephone - Integrated 0.97%
Philippine Long Distance Telephone Co., Sponsored ADR		12,500	544,500
True Corporation Public Co., Ltd.		600,000	143,713	*
			688,213

Total Common Stocks			63,170,596
(cost $56,342,060)

EXCHANGE-TRADED FUND 1.44%

iShares MSCI Taiwan Index Fund
(cost $1,036,868)		80,000	1,024,000

WARRANT 0.00%

Metal - Copper 0.00%
Verona Development, Warrants (April 2008)
(cost $0)		400,000	0	*

RIGHTS 0.00%

Cellular Telecommunications 0.00%
3 Italia SpA, Rights
(cost $0)		20	0	*

Total Securities			64,194,596

		Principal
REPURCHASE AGREEMENT 9.09%		Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
09/29/06, 5.05%, due 10/02/06, repurchase price
$6,478,575, collateralized by U.S. Treasury securities held
in a joint tri-party repurchase account (cost $6,475,850)		$6,475,850	6,475,850

Total Investments 99.16%			70,670,446
(cost $63,854,778)
Other assets and liabilities, net 0.84%			601,024

NET ASSETS 100%			$71,271,470

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)			September 30, 2006

COMMON STOCKS 74.53%		Shares	Value

Aluminum 0.27%
Global Alumina Products Corp.		2,200,000	$3,080,000	*

Building Materials 0.35%
Polaris Minerals Corp.		929,100	4,085,924	*

Coal 1.20%
Bounty Industries Ltd.		11,000,000	1,846,226	* +
Coalcorp Mining, Inc.		3,885,625	2,020,588	*
NEMI Northern Energy & Mining, Inc.		1,514,460	814,700	*
Peabody Energy Corp.		150,000	5,517,000
Western Canadian Coal Corp.		2,055,000	3,777,065	*
			13,975,579

Data Processing & Software 0.01%
Stockgroup Information Systems, Inc.		179,000	56,027	*

Diamond Mining & Exploration 0.12%
Diagem, Inc.		3,004,000	262,599	*
Diamond Fields International Ltd.		112,000	10,042	*
Diamonds North Resources Ltd.		178,000	150,016	*
Metalex Ventures Ltd.		30,000	11,566	*
Vaaldiam Resources Ltd.		1,002,001	799,553	*
Verena Minerals Corp.		459,000	174,900	*
			1,408,676

Financial Services 2.50%
CI Financial, Inc.		500,000	13,345,587
GMP Capital Trust		762,800	14,533,106
Jovian Capital Corp.		1,454,100	1,173,345	*
			29,052,038

General Metal & Mineral Mining 9.44%
African Copper plc		1,530,000	1,875,524	*
Altius Minerals Corp.		100,000	625,813	*
Amarc Resources Ltd.		184,000	51,141	*
Amerigo Resources Ltd.		685,600	1,137,186
Atacama Minerals Corp.		503,000	496,077	*
Baja Mining Corp.		2,267,350	2,093,846	*
Breakwater Resources Ltd.		282,000	262,949	*
Central African Mining & Exploration Co., plc		10,331,667	9,087,786	*
Consolidated Thompson-Lundmark Gold Mines Ltd.		1,940,800	4,176,196	* +
Constellation Copper Corp.		2,875,000	4,124,266	*
Dumont Nickel, Inc.		292,500	35,404	*
European Nickel plc		770,000	511,575	*
Farallon Resources Ltd.		59,700	24,087	*
Fronteer Development Group, Inc.		735,000	3,934,146	*
Gabriel Resources Ltd.		242,600	994,022	*
HudBay Minerals, Inc.		440,000	5,499,260	*
International Molybdenum plc		1,981,670	231,793	*
JNR Resources, Inc.		1,525,300	1,504,308	*
JSC MMC Norilsk Nickel, ADR		82,500	10,725,000
Katanga Mining Ltd.		552,000	2,573,542	*
Labrador Iron Ore Royalty Trust		150,000	3,629,802
LionOre Mining International Ltd.		2,250,000	13,758,013	*
Lundin Mining Corp.		88,125	2,346,629	*
Minefinders Corp., Ltd.		468,500	4,288,685	*
North American Tungsten Corp., Ltd.		165,000	125,745	*
Northern Peru Copper Corp.		497,000	1,960,640	*
Pacifica Resources Ltd.		500,000	255,525	*
Precious Metals Australia Ltd.		1,000,000	1,342,710	*
Red Dragon Resources Corp.		125,000	134,487	* +
Red Dragon Resources Corp. (RS)		3,720,000	3,802,215	* +
Revett Minerals, Inc.		4,582,600	5,505,612	* +
Skye Resources, Inc.		119,700	1,770,789	*
Sterling Group Ventures, Inc.		525,700	86,740	*
Teck Cominco Ltd., Class B		205,000	12,865,917
Tenke Mining Corp.		619,200	5,851,408	*
Titanium Resources Group Ltd.		1,000,000	1,150,972	*
Toledo Mining Corp. plc		381,000	737,998	*
Victoria Resources Corp.		39,000	12,938	*
Zimasco Consolidated Enterprises Ltd. (RS)		22,000	4,840	*
			109,595,586

Gold & Copper Mining 2.62%
Continental Minerals Corp.		233,500	293,092	*
European Minerals Corp.		1,540,750	1,077,496	*
Fortress Minerals Corp.		700,000	577,397	*
Ivanhoe Mines Ltd.		1,820,000	11,373,470	*
Northern Dynasty Minerals Ltd.		1,180,000	7,776,034	*
Northern Orion Resources, Inc.		1,896,620	7,482,071	*
Northgate Minerals Corp.		115,500	370,452	*
Taseko Mines Ltd.		665,000	1,430,940	*
			30,380,952

Gold Mining 3.10%
Acadian Gold Corp.		608,000	272,560	*
American Gold Capital Corp.		663,300	993,151	*
Arizona Star Resources Corp.		15,300	137,314	*
Caledon Resources plc		5,970,000	590,765	*
Century Mining Corp.		258,896	211,230	*
Corona Gold Ltd.		50,000	373	*
Crowflight Minerals, Inc.		1,139,000	388,058	*
Crystallex International Corp.		242,000	689,700	*
Gammon Lake Resources, Inc.		252,670	2,888,369	*
GBS Gold International, Inc.		636,200	1,580,019	*
Glencairn Gold Corp.		700,000	382,839	*
Gold Fields Ltd.		265,000	4,703,243
Gold Fields Ltd., Sponsored ADR		60,000	1,070,400
Goldcorp, Inc.		99,082	2,338,323
Great Basin Gold Ltd.		49,000	68,101	*
Great China Mining, Inc.		649,750	82,518	*
Harmony Gold Mining Co., Ltd., Sponsored ADR		450,000	5,818,500	*
Medoro Resources Ltd.		837,714	450,646	*
Metallic Ventures Gold, Inc.		10,000	18,021	*
Metallica Resources, Inc.		276,000	841,350	*
Moto Goldmines Ltd.		200,000	887,614	*
Nevada Pacific Gold Ltd.		371,648	399,854	*
Olympus Pacific Minerals, Inc.		485,000	178,285	*
Pacific Ridge Exploration Ltd.		125,000	26,897	*
Pacific Rim Mining Corp.		105,000	86,102	*
Planet Exploration, Inc.		160,000	48,774	*
Polyus Gold Co., ADR		20,000	878,000	*
QGX Ltd.		389,800	548,694	*
Radius Gold, Inc.		9,600	4,304	*
Randgold Resources Ltd., ADR		150,000	3,054,000	*
Red Back Mining, Inc.		863,480	2,709,625	*
Reunion Gold Corp.		350,000	492,670	*
Ridge Mining plc		575,000	344,356	*
Silk Road Resources Ltd.		265,000	237,594	*
St. Andrew Goldfields Ltd.		15,500	18,205	*
Stingray Resources, Inc.		125,000	80,692	*
TLC Ventures Corp.		432,600	226,898	*
TLC Ventures Corp. (RS)		375,000	186,937	*
TVI Pacific, Inc.		5,867,428	868,002	*
Vedron Gold, Inc.		10,991	4,139	*
Virginia Gold Mines, Inc.		320,100	1,073,362	*
X-Cal Resources Ltd.		412,500	147,936	*
			36,028,420
Gold/Mineral Royalty Companies 0.20%
Aberdeen International, Inc.		256,250	143,593	*
International Royalty Corp.		569,300	2,245,860	*
			2,389,453
Internet 0.00%
Worldbid Corp.		3,000	8,100	*

Mining Equipment & Services 0.23%
Dynatec Corp.		2,122,000	2,720,635	*

Oil & Gas - Integrated 7.50%
Marathon Oil Corp.		185,000	14,226,500
Oao Gazprom, Sponsored ADR		400,000	17,320,000
PetroChina Co., Ltd., ADR		80,000	8,612,000
Petroleo Brasileiro S.A., ADR		357,000	26,717,880
Suncor Energy, Inc.		280,000	20,174,000
			87,050,380

Oil & Gas Drilling 4.23%
AJ Lucas Group Ltd.		928,093	553,849	*
Noble Corp.		195,000	12,515,100
Rowan Companies, Inc.		250,000	7,907,500
Smith International, Inc.		305,000	11,834,000
Transocean, Inc.		165,000	12,082,950	*
Xtreme Coil Drilling Corp.		455,000	4,267,091	*
			49,160,490

Oil & Gas Equipment & Services 8.55%
Blackwatch Energy Services Trust		285,000	2,325,279
Calfrac Well Services Ltd.		184,500	3,614,404
Cameron International Corp.		200,000	9,662,000	*
Canadian Sub-Surface Energy Services Corp. (RS)		80,000	337,293	*
Divestco, Inc.		1,006,000	3,427,444	*
Dril-Quip, Inc.		185,000	12,520,800	*
Grant Prideco, Inc.		255,000	9,697,650	*
Halliburton Co.		225,000	6,401,250
McDermott International, Inc.		492,500	20,586,500	*
Petrowest Energy Services Trust		125,000	986,238
Pure Energy Services Ltd.		39,900	541,969	*
Schlumberger Ltd.		325,000	20,159,750
Trican Well Service Ltd.		531,500	8,973,098
			99,233,675

Oil & Gas Exploration & Production - Junior 11.03%
BA Energy, Inc. (RS)		421,100	3,586,722	*
Bankers Petroleum Ltd.		2,600,000	1,282,109	*
Big Sky Energy Corp.		3,994,100	2,715,988	*
Big Sky Energy Corp. (RS)		1,400,000	904,400	*
Birchcliff Energy Ltd.		710,000	2,673,600	*
Choice Resources Corp.		1,631,500	936,173	*
Delta Petroleum Corp.		510,000	11,485,200	*
Dune Energy, Inc.		281,658	408,404	*
Energy XXI Acquisition Corp.		419,000	2,103,380	*
Exile Resources, Inc.		2,225,500	947,785	* +
Exploration Company of Delaware		1,097,000	10,498,290	*
Foothills Resources, Inc.		12,000	30,000	*
Geopark Holdings Ltd., 144A		780,000	4,269,827	*
Goodrich Petroleum Corp.		349,600	10,529,952	*
Gran Tierra Energy, Inc.		733,675	1,210,564	*
Gran Tierra Energy, Inc. (RS)		3,100,000	4,860,800	*
Green Dragon Gas Ltd.		836,331	5,076,529	*
Grove Energy Ltd.		1,600,000	1,004,169
Ivory Energy, Inc.		1,666,500	1,180,378	* +
Kereco Energy Ltd.		500,000	4,124,266	*
Legacy Energy LLC, 144A (RS)		263,158	5,000,000	*
Mission Oil & Gas, Inc.		278,600	2,997,445	*
Pacific Stratus Energy Ltd.		761,600	2,246,527	*
Pearl Exploration and Production Ltd.		100,000	434,841	*
Petrobank Energy & Resources Ltd.		494,500	6,517,371	*
PetroWorld Corp.		7,170,000	4,199,220	* +
Quicksilver Resources, Inc.		250,000	7,975,000	*
Salinas Energy Ltd.		1,075,000	344,815	*
Sound Oil plc		14,005,500	1,343,329	*
Trafalgar Energy Ltd.		30,889	117,424	*
Tyner Resources Ltd.		890,000	341,127	*
Verona Development Corp.		658,800	372,120	*
White Nile Ltd.		12,345,750	26,397,544	*
			128,115,299

Oil & Gas Exploration & Production - Senior 8.45%
Addax Petroleum Corp.		220,000	5,274,398	*
Duvernay Oil Corp.		60,000	1,817,725	*
EnCana Corp.		415,000	19,368,104
EOG Resources, Inc.		185,000	12,034,250
Galleon Energy, Inc., Class A		570,600	9,055,112	*
Newfield Exploration Co.		330,000	12,718,200	*
Nexen, Inc.		380,000	20,354,626
Range Resources Corp.		190,000	4,795,600
Real Resources, Inc.		200,000	3,423,141	*
Southwestern Energy Co.		225,000	6,720,750	*
Western Oil Sands, Inc., Class A		100,000	2,564,218	*
			98,126,124

Oil & Gas Refining & Marketing 2.28%
Frontier Oil Corp.		340,000	9,037,200
Holly Corp.		165,000	7,149,450
Valero Energy Corp.		200,000	10,294,000
			26,480,650

Oil & Gas Royalty Trusts 8.00%
ARC Energy Trust		167,900	4,096,077
Baytex Energy Trust		530,000	11,095,369
Bonvista Energy Trust		300,000	8,682,476
Canadian Oil Sands Trust		575,000	15,373,201
Crescent Point Energy Trust		470,000	7,622,988
Daylight Energy Trust		512,450	6,050,985
Enerplus Resources Fund		140,000	7,041,087
Harvest Energy Trust		373,300	10,124,468
Penn West Energy Trust		330,000	12,101,633
San Juan Basin Royalty Trust		100,000	3,532,000
Vermilion Energy Trust		245,000	7,215,896	*
			92,936,180

Platinum Group Metals 0.51%
African Platinum plc		7,186,000	3,429,393	*
Anooraq Resources Corp.		750,000	470,704	*
Aquarius Platinum Ltd.		6,862	108,517
Beartooth Platinum Corp.		2,645,000	332,003	*
Eastern Platinum Ltd.		1,151,200	1,228,249	*
Osmium Holdings S.A. (RS)		104	10,400	*
Pacific North West Capital Corp.		6,000	1,614	*
Platinum Group Metals Ltd.		242,700	376,448	*
			5,957,328

Potash & Agricultural Fertilizers 0.02%
Spur Ventures, Inc.		435,000	280,809	*

Power Technology 0.01%
Dynex Power, Inc.		675,000	69,597	*

Silver Mining 0.65%
Silvercorp Metals, Inc.		647,160	7,403,740	*
Silverwing Energy, Inc.		74,400	106,729	*
			7,510,469

Sugar/Ethanol 1.02%
Cosan S.A. Industria e Comercio		495,000	7,981,116	*
Infinity Bio-Energy Ltd.		687,400	3,835,692	*
			11,816,808

Transportation 1.25%
DryShips, Inc.		650,000	8,710,000
Frontline Ltd.		150,000	5,776,500
			14,486,500

Uranium 0.99%
Energy Metals Corp.		927,500	4,324,203	*
Khan Resources, Inc.		405,000	522,885	*
UMC Energy plc		1,000,000	505,305	* +
Uranium North Resources Ltd. (RS)		29,667	0	*
UrAsia Energy Ltd.		1,497,350	3,450,208	*
Western Prospector Group Ltd.		1,158,100	2,647,738	*
			11,450,339

Total Common Stocks			865,456,038
(cost $835,638,980)

EQUITY-LINKED SECURITY 0.23%

Gold Mining 0.23%
RenPolyus Ltd. (December 2006)
(cost $3,600,000)		60,000	2,634,000	*

WARRANTS 6.32%

Coal 0.14%
Coalcorp Mining, Inc., Warrants (September 2007)		500,000	0	*
Coalcorp Mining, Inc., Warrants (February 2011)		7,743,000	1,249,599	*
Coalcorp Mining, Inc., Warrants (August 2011)		2,173,500	341,239	*
			1,590,838

Diamond Mining & Exploration 0.00%
Diamond Fields International Ltd., Warrants (November 2006)		112,000	0	*
SouthernEra Diamonds, Inc., Warrants (November 2008)		100,000	5,379	*
			5,379

General Metal & Mineral Mining 0.14%
Baja Mining Corp., Warrants (April 2008)		1,055,500	0	*
Baja Mining Corp., Warrants (April 2009)		62,770	37,988	*
Breakwater Resources Ltd., Warrants (January 2009)		3,370,000	1,571,166	*
International Molybdenum plc, Warrants (July 2010)		958,335	53,806	*
Pacifica Resources Ltd., Warrants (March 2008)		125,000	0	*
Red Dragon Resources Corp., Warrants (December 2007) (RS)		1,860,000	0	*
			1,662,960

Gold & Copper Mining 0.48%
European Minerals Corp., Warrants (December 2008)		219,125	76,620	*
European Minerals Corp., Warrants (April 2010)		1,001,000	341,041	*
European Minerals Corp., Warrants (March 2011)		665,000	234,019	*
Northern Orion Resources, Inc., Warrants (May 2008)		1,521,900	3,575,002	*
Northern Orion Resources, Inc., Warrants (February 2010)		571,550	671,296	*
Northgate Minerals Corp., Warrants (December 2006)		1,001,000	650,188	*
			5,548,166

Gold Mining 3.50%
Agnico-Eagle Mines Ltd., Warrants (November 2007)		178,600	2,634,350	*
Bema Gold Corp., Warrants (October 2007)		588,190	1,708,644	*
Bema Gold Corp., Warrants (September 2011)		114,400	138,468	*
Cambior, Inc., Warrants (August 2008)		354,540	397,342	*
Century Mining Corp., Warrants (March 2007)		500,000	210,696	*
Glencairn Gold Corp., Warrants (November 2008)		342,000	68,992	*
Goldcorp, Inc., Warrants (June 2009)		4,872	68,403	*
Goldcorp, Inc., Warrants (June 2011)		1,460,486	20,741,557	*
Kinross Gold Corp., Warrants (December 2007)		2,461,877	2,759,086	*
Metallica Resources, Inc., Warrants (December 2008)		200,000	204,420	*
Red Back Mining, Inc., Warrants (July 2007)		150,000	201,730	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)		215,700	56,084	*
TLC Ventures Corp., Warrants (January 2008) (RS)		187,500	0	*
Yamana Gold, Inc., Warrants (November 2008)		2,747,750	11,455,631	*
			40,645,403

Oil & Gas Equipment & Services 0.00%
Hyduke Energy Services, Inc., Warrants (June 2007)		262,500	0	*

Oil & Gas Exploration & Production - Junior 0.15%
Bankers Petroleum Ltd., Warrants (November 2009)		3,089,100	900,128	*
Energy XXI Acquisition Corp., Warrants (October 2009)		790,000	758,400	*
Exile Resources, Inc., Warrants (May 2008)		1,050,000	0	*
Gran Tierra Energy, Inc., Warrants (June 2011) (RS)		1,550,000	0	*
Ivory Energy, Inc., Warrants (February 2008)		833,250	0	*
Pacific Stratus Energy Ltd., Warrants (October 2006)		150,000	0	*
Pacific Stratus Energy Ltd., Warrants (July 2007)		160,000	41,601	*
Pacific Stratus Energy Ltd., Warrants (June 2008) (RS)		748,000	0	*
PetroWorld Corp., Warrants (July 2010)		1,000,000	0	*
Trafalgar Energy Ltd., Warrants (October 2006)		8,778	1,967	*
Tyner Resources Ltd., Warrants (May 2007)		425,000	0	*
			1,702,096

Platinum Group Metals 0.03%
Eastern Platinum Ltd., Warrants (April 2008)		200,500	126,734	*
Eastern Platinum Ltd., Warrants (March 2009)		900,000	242,076	*
			368,810

Silver Mining 1.81%
Pan American Silver Corp., Warrants (February 2008)		42,400	385,852	*
Silver Wheaton Corp., Warrants (August 2009)		6,890,920	9,020,257	*
Silver Wheaton Corp., Warrants (November 2009)		4,275,720	4,983,580	*
Silver Wheaton Corp., Warrants (December 2010)		1,348,440	6,588,961	*
			20,978,650

Sugar/Ethanol 0.07%
Infinity Bio-Energy Ltd., Warrants (May 2010)		1,374,800	797,384	*

Uranium 0.00%
UMC Energy plc, Warrants (January 2007)		500,000	0	*

Total Warrants			73,299,686
(cost $57,441,813)

SPECIAL WARRANT 0.00%

Platinum Group Metals 0.00%
African Minerals, Special Warrants (RS)
(cost $75,000)		12,500	29,625	*

SUBSCRIPTION RECEIPTS 0.11%

Internet Security 0.11%
Grupo Agapov, 144A, S/R (RS)
(cost $1,299,999)		433,333	1,299,999	*

UNITS 1.02%

Internet 0.20%
Worldbid Corp., Untis (RS)		2,233,333	2,337,499	*

Oil & Gas Exploration & Production - Junior 0.69%
Foothills Resources, Inc., Units (RS)		1,266,667	3,008,334	*
Trident Resources Corp. Units (RS)		80,000	5,000,000	*
			8,008,334
Silver Mining 0.13%
Silverwing Energy, Inc., Units, 144A		1,075,000	1,542,117	*

Total Units			11,887,950
(cost $6,956,083)

PURCHASED OPTIONS 3.87%		Contracts

Exchange-Traded Funds 2.11%
Energy Select Sector SPDR Fund, Strike Price 55, Call, Expiration Jan. 2008
(premium $9,166,640)		15,000	9,750,000
Oil Service HOLDRS Trust, Strike Price 130, Call, Expiration Jan. 2008
(premium $11,587,600)		5,150	11,381,500
Oil Service HOLDRS Trust, Strike Price 135, Call, Expiration Jan. 2007
(premium $4,822,236)		4,250	3,357,500
			24,489,000

Gold Mining 0.67%
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2007
(premium $287,550)		200	220,000
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2008
(premium $327,798)		225	274,500
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2009
(premium $63,650)		50	67,000
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2007
(premium $200,600)		200	132,000
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2008
(premium $244,671)		225	190,125
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2009
(premium $48,650)		50	50,000
Goldcorp, Inc., Strike Price 20, Call, Expiration Apr. 2007
(premium $477,665)		1,012	566,720
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $412,088)		675	513,000
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $1,433,728)		1,732	1,645,400
Goldcorp, Inc., Strike Price 25, Call, Expiration Apr. 2007
(premium $255,025)		1,012	309,672
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2008
(premium $278,775)		675	364,500
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2009
(premium $1,090,070)		1,707	1,194,900
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 110,
Put, Expiration Dec. 2006 (premium $1,320,292)		1,752	297,840
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 120,
Put, Expiration Dec. 2006 (premium $1,750,254)		1,498	674,100
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 130,
Put, Expiration March 2007 (premium $1,408,410)		1,000	1,210,000
			7,709,757
Oil & Gas - Integrated 0.36%
Suncor Energy, Inc., Strike Price 75, Call, Expiration Jan. 2008
(premium $3,317,685)		1,985	2,580,500
Suncor Energy, Inc., Strike Price 80, Call, Expiration Jan. 2008
(premium $2,139,635)		1,395	1,548,450
			4,128,950
Oil & Gas Drilling 0.30%
Transocean, Inc., Strike Price 60, Call, Expiration Jan. 2008
(premium $2,896,372)		1,660	3,519,200

Oil & Gas Equipment & Services 0.28%
Schlumberger Ltd., Strike Price 50, Expiration Jan. 2007
(premium $2,794,015)		2,425	3,225,250

Oil & Gas Exploration & Production - Junior 0.00%
Delta Petroleum Corp., Strike Price 25, Call, Expiration Jan. 2008
(premium $28,150)		50	30,000

Oil & Gas Exploration & Production - Senior 0.08%
EnCana Corp., Strike Price 45, Call, Expiration Jan. 2008
(premium $462,660)		520	457,600
EnCana Corp., Strike Price 50, Call, Expiration Jan. 2009
(premium $499,175)		525	504,000
			961,600
Oil & Gas Refining & Marketing 0.07%
Valero Energy, Strike Price 60, Call, Expiration Jan. 2009
(premium $1,120,385)		815	774,250

Total Purchased Options			44,838,007
(cost $48,433,779)

		Principal
CONVERTIBLE DEBENTURES 0.14%		Amount

Oil & Gas Exploration & Production - Junior 0.14%
Gastar Exploration Ltd., 9.75%, maturity 11/12/09		$1,500,000	732,150
Ivory Energy, Inc., 10.00%, maturity 12/15/07	CAD	1,000,000	896,579

Total Convertible Debentures			1,628,729
(cost $2,327,472)

NOTE 0.58%

Oil & Gas Exploration & Production - Junior 0.58%
Pacific Stratus Energy Ltd., 13.00%, maturity 6/14/11
(cost $6,785,196)	CAD	7,480,000	6,706,415

NOTE UNIT 0.89%

Coal 0.89%
Coalcorp Mining, Inc., 12.00%, maturity 08/31/11
(cost $10,350,000)		10,350,000	10,350,000

Total Securities			1,018,130,449

REPURCHASE AGREEMENT 9.42%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
09/29/06, 5.05%, due 10/02/06, repurchase price
$109,456,980, collateralized by U.S. Treasury securities held
in a joint tri-party repurchase account (cost $109,410,936)		109,410,936	109,410,936

Total Investments 97.11%			1,127,541,385
(cost $1,082,319,258)
Other assets and liabilities, net 2.89%			33,598,823

NET ASSETS 100%			$1,161,140,208

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)		September 30, 2006

COMMON STOCKS 59.23%	Shares	Value

Data Processing & Software 0.04%
Stockgroup Information Systems, Inc.	1,050,000	$328,650	*

Diamond Mining & Exploration 1.00%
Aber Diamond Corp.	87,000	2,772,986
Diagem, Inc.	3,031,000	264,960	*
Diamond Fields International Ltd.	1,747,000	156,632	*
Diamonds North Resources Ltd.	2,689,400	2,266,585	* +
Kimberley Diamond Co. NL	500,000	358,056	*
Metalex Ventures Ltd.	116,000	44,721	*
Shore Gold, Inc.	373,800	1,906,955	*
Tahera Diamond Corp.	161,600	269,490	*
Vaaldiam Resources Ltd.	1,014,999	809,924	*
		8,850,309

Financial Services 0.77%
GMP Capital Trust	272,800	5,197,472
Jovian Capital Corp.	1,988,100	1,604,241	*
		6,801,713
Gold/Mineral Exploration & Development 18.83%
African Platinum plc	11,590,967	5,531,586	*
AfriOre Ltd.	2,008,900	12,788,084	*
Alamos Gold, Inc.	1,551,420	12,727,389	*
Amarc Resources Ltd.	597,545	166,081	*
American Gold Capital Corp.	1,761,900	2,638,071	* +
Amerix Precious Metals Corp.	570,275	286,326	*
Andina Minerals, Inc.	206,900	387,700	*
Anooraq Resources Corp.	3,498,400	2,198,100	*
Arizona Star Resources Corp.	437,100	3,922,868	*
Atikwa Minerals Corp.	2,505,333	146,005	* +
AuEx Ventures, Inc.	92,700	147,941	*
Aurizon Mines Ltd.	579,200	1,542,318	*
Baja Mining Corp.	1,142,400	1,054,980	*
Beartooth Platinum Corp.	3,691,500	463,361	*
Bendigo Mining NL	1,201,000	1,227,364	*
Bolnisi Gold NL	1,000,000	1,917,091
Caledon Resources plc	20,290,000	2,007,808	* +
Candente Resource Corp.	256,000	190,505	*
Central African Gold plc	5,150,000	1,373,447	*
Central African Mining & Exploration Co., plc	2,510,000	2,207,809	*
Continental Minerals Corp.	657,500	825,301	*
Continental Precious Minerals, Inc.	311,100	460,228	*
Coral Gold Resources Ltd.	56,200	169,303	*
Corona Gold Ltd.	812,500	6,061	*
Corriente Resources, Inc.	494,300	2,113,965	*
Dumont Nickel, Inc.	1,997,500	241,774	*
Eastern Platinum Ltd.	4,030,425	4,228,364	*
ECU Silver Mining, Inc.	1,032,000	2,655,525	*
Erdene Gold, Inc.	606,900	364,570	*
European Minerals Corp.	1,566,800	1,095,713	*
European Nickel plc	396,000	263,095	*
EXMIN Resources, Inc.	543,500	158,370	*
EXMIN Resources, Inc., 144A	1,000,000	291,388	*
Farallon Resources Ltd.	2,352,500	949,142	*
First Point Minerals Corp.	1,856,000	249,608	*
Fortress Minerals Corp.	444,000	366,235	*
Frontier Pacific Mining Corp.	1,577,000	565,562	*
Gabriel Resources Ltd.	1,328,800	5,444,583	*
GBS Gold International, Inc.	1,656,150	4,113,091	*
Gold Reserve, Inc.	272,600	1,114,547	*
Gold Summit Corp.	323,000	41,991	*
Golden China Resources Corp.	1,926,000	345,362	*
Golden Odyssey Mining, Inc.	1,554,000	348,321	*
Grandview Gold, Inc.	1,321,500	971,561	* +
Great Basin Gold Ltd.	1,463,800	2,034,240	*
Guyana Goldfields, Inc.	87,000	690,321	*
Inca Pacific Resources, Inc.	200,700	169,147	*
International Molybdenum plc	1,105,000	129,250	*
Ivanhoe Mines Ltd.	1,774,500	11,089,122	*
Katanga Mining Ltd.	15,200	70,866	*
Kings Minerals NL	11,099,973	2,939,409	*
Lake Shore Gold Corp.	582,700	830,675	*
Latitude Resources plc	3,000,000	252,653	*
Laurion Gold, Inc.	188,000	16,434	*
Linear Gold Corp.	1,090,500	4,057,538	* +
Medoro Resources Ltd.	525,142	282,499	*
Metallic Ventures Gold, Inc.	1,282,800	2,311,766	*
Metallica Resources, Inc.	350,000	1,066,930	*
Minefinders Corp., Ltd.	1,144,900	10,480,503	*
Mirasol Resources Ltd.	123,000	73,887	*
Moss Lake Gold Mines Ltd.	2,858,000	691,855	* +
Moto Goldmines Ltd.	1,083,200	4,807,316	*
Moydow Mines International, Inc.	244,000	39,378	*
Northern Dynasty Minerals Ltd.	702,700	4,630,694	*
NovaGold Resources, Inc.	110,000	1,711,122	*
Oceana Gold Ltd.	1,000,000	510,976	*
Odyssey Resources Ltd.	1,933,000	242,632	*
Olympus Pacific Minerals, Inc.	1,430,000	525,665	*
Osmium Holdings S.A. (RS)	891	89,100	*
Oxus Gold plc	242,500	83,960	*
Pacific North West Capital Corp.	1,669,466	449,043	*
Pacific Rim Mining Corp.	5,200,600	4,266,292	*
Peru Copper Corp.	346,975	1,409,241	*
Planet Exploration, Inc.	721,000	219,787	*
Platinum Group Metals Ltd.	470,200	729,319	*
Platte River Gold U.S., Inc. (RS)	773,500	1,547,000	*
Premier Gold Mines Ltd.	483,420	385,748	*
QGX Ltd.	955,000	1,344,287	*
Radius Gold, Inc.	1,457,700	653,472	*
Reunion Gold Corp.	1,543,900	2,173,240	*
Ridge Mining plc	1,175,000	703,684	*
Romarco Minerals, Inc.	7,884,853	1,696,656	* +
Rubicon Minerals Corp.	207,900	191,991	*
Solitario Resources Corp.	560,300	2,029,508	*
Southwestern Resources Corp.	27,000	218,838	*
St. Andrew Goldfields Ltd.	807,549	948,482	*
Stingray Resources, Inc.	443,500	286,296	*
Stratagold Corp.	1,393,900	1,524,686	*
Strongbow Exploration, Inc.	783,000	351,011	*
Tenke Mining Corp.	261,000	2,466,437	*
Terrane Metals Corp.	722,500	602,434	*
TLC Ventures Corp.	1,849,700	970,166	*
TLC Ventures Corp. (RS)	400,000	199,399	*
Tone Resources Ltd.	154,500	168,996	*
Vedron Gold, Inc.	5,865,001	2,208,545	* +
Verena Minerals Corp.	1,767,000	673,309
Viceroy Exploration Ltd.	73,000	655,158	*
Victoria Resources Corp.	209,000	69,333	*
Virginia Gold Mines, Inc.	527,800	1,769,823	*
Wesdome Gold Mines Ltd.	346,200	543,193	*
West Timmins Mining, Inc.	676,000	206,070	*
White Knight Resource Ltd.	1,767,600	2,884,325	*
Wolfden Resources, Inc.	330,000	414,220	*
X-Cal Resources Ltd.	3,730,500	1,337,876	*
Yilgarn Mining Ltd.	19,026	2,129
		166,436,426

Gold/Mineral Royalty Companies 0.25%
Aberdeen International, Inc.	2,222,000	1,245,125	* +
International Royalty Corp.	244,400	964,146	*
		2,209,271

Intermediate & Junior Gold Producers 19.51%
Agnico-Eagle Mines Ltd.	61,000	1,895,849
Avnel Gold Mining Ltd.	1,900	1,789	*
Cambior, Inc.	1,446,145	5,093,043	*
Century Mining Corp.	2,863,225	2,336,069	*
Crystallex International Corp.	618,000	1,761,300	*
Dynatec Corp.	1,985,200	2,545,242	*
Eldorado Gold Corp.	474,000	2,061,147	*
Emperor Mines Ltd.	1,030,000	261,232	*
Gammon Lake Resources, Inc.	1,119,423	12,796,560	*
Glencairn Gold Corp.	3,223,000	1,762,702	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	154,900	2,002,857	*
Hecla Mining Co.	400,000	2,296,000	*
Herald Resources Ltd.	1,000,000	760,869	*
High River Gold Mines Ltd.	2,203,400	4,405,417	*
IAMGOLD Corp.	6,829	57,978
Jaguar Mining, Inc.	699,300	2,884,099	*
Kingsgate Consolidated Ltd.	750,020	2,568,001
Kinross Gold Corp	51,680	647,034	*
Leviathan Resources Ltd.	311,110	112,555	*
Meridian Gold, Inc.	1,147,180	28,516,668	*
Nevada Pacific Gold Ltd.	3,092,635	3,327,352	*
Nevsun Resources Ltd.	95,000	262,339	*
Northern Orion Resources, Inc.	6,214,110	24,514,364	*
Northgate Minerals Corp.	162,500	522,012	*
Randgold Resources Ltd., ADR	1,764,834	35,932,020	*
Red Back Mining, Inc.	1,738,000	5,453,893	*
Resolute Mining Ltd.	1,360,000	1,471,013	*
Revett Minerals, Inc.	2,210,600	2,655,852	*
Rio Narcea Gold Mines Ltd.	750,000	195,006	*
Silvercorp Metals, Inc.	1,188,040	13,591,599	*
Sino Gold Ltd.	1,000,000	3,132,990	*
Troy Resources NL	250,000	456,894
TVI Pacific, Inc.	10,811,356	1,599,385	*
Yamana Gold, Inc.	497,406	4,593,429	*
		172,474,559

Metal & Mineral Mining 2.80%
Amerigo Resources Ltd.	1,940,200	3,218,156
AMT International Mining Corp.	1,000,000	15,242	*
Aquarius Platinum Ltd.	110,045	1,740,267
Breakwater Resources Ltd.	495,000	461,559	*
Coalcorp Mining, Inc.	512,500	266,508	*
Constellation Copper Corp.	270,000	387,322	*
FNX Mining Co., Inc.	80,000	896,580	*
HudBay Minerals, Inc.	50,000	624,916	*
Impact Silver Corp.	19,500	17,483	*
JNR Resources, Inc.	495,900	489,075	*
Linear Metals Corp.	913,010	507,523	*
LionOre Mining International Ltd.	454,700	2,780,342	*
Lundin Mining Corp.	178,045	4,741,056	*
New Pacific Metals Corp.	13,000	12,821	*
North American Tungsten Corp., Ltd.	1,189,500	906,509	*
Northern Peru Copper Corp.	45,000	177,523	*
Paladin Resources Ltd.	54,539	193,246	*
Pan American Silver Corp.	10,000	195,400	*
Red Hill Energy, Inc.	170,200	122,078	*
Silver Wheaton Corp.	365,000	3,432,869	*
Taseko Mines Ltd.	410,000	882,234	*
Toledo Mining Corp. plc	330,200	639,598	*
Uranium North Resources Ltd. (RS)	442,151	0	*
UrAsia Energy Ltd.	40,000	92,168	*
Western Copper Corp.	50,000	41,243	*
Western Prospector Group Ltd.	835,000	1,909,042	*
Zimasco Consolidated Enterprises Ltd. (RS)	192,500	42,350	*
		24,793,110

Oil & Gas Exploration & Production - Junior 0.23%
Big Sky Energy Corp.	2,528,750	1,719,550	*
Big Sky Energy Corp. (RS)	500,000	323,000	*
		2,042,550

Oil & Gas Extraction 0.17%
Choice Resources Corp.	613,500	352,033	*
Pacific Stratus Energy Ltd.	377,500	1,113,529	*
		1,465,562

Oil & Gas Royalty Trusts 0.30%
ARC Energy Trust	5,000	121,980
Bonvista Energy Trust	20,000	578,832
Harvest Energy Trust	70,533	1,912,963
		2,613,775

Senior Gold Producers 15.33%
Barrick Gold Corp.	94,574	2,905,313
Freeport-McMoRan Copper & Gold, Inc., Class B	252,800	13,464,128
Gold Fields Ltd.	240,000	4,259,541
Gold Fields Ltd., Sponsored ADR	1,088,980	19,427,403
Goldcorp, Inc.	3,734,708	88,138,310
Lihir Gold Ltd.	850,000	1,832,426	*
Newmont Mining Corp.	108,280	4,628,970
Polyus Gold Co., ADR	20,000	878,000	*
		135,534,091

Total Common Stocks		523,550,016
(cost $431,281,204)

EXCHANGE-TRADED FUNDS 3.74%

iShares Silver Trust	53,640	6,142,316	*
Market Vectors Gold Miners	280,500	9,999,825	*
streetTRACKS Gold Trust	285,400	16,972,738	*

Total Exchange-Traded Funds		33,114,879
(cost $33,874,229)

EQUITY-LINKED SECURITY 0.58%

Intermediate & Junior Gold Producers 0.58%
RenPolyus Ltd. (December 2006)
(cost $6,900,000)	117,500	5,158,250	*

WARRANTS 22.13%

Diamond Mining & Exploration 0.00%
Diamond Fields International Ltd., Warrants (November 2006)	512,000	0	*
SouthernEra Diamonds, Inc., Warrants (November 2008)	100,000	5,380	*
		5,380
Gold Royalty Company 0.00%
Aberdeen International, Inc., Warrants (December 2007)	1,000,000	0	*

Gold/Mineral Exploration & Development 0.97%
Baja Mining Corp., Warrants (April 2008)	527,750	0	*
Baja Mining Corp., Warrants (April 2009)	956,990	579,162	*
Eastern Platinum Ltd., Warrants (April 2008)	1,124,200	710,594	*
European Minerals Corp., Warrants (December 2008)	2,380,200	832,275	*
European Minerals Corp., Warrants (April 2010)	2,645,000	901,152	*
European Minerals Corp., Warrants (March 2011)	3,323,500	1,169,565	*
EXMIN Resources, Inc., Warrants (February 2007)	500,000	0	*
Grandview Gold, Inc., Warrants (July 2009)	350,000	0	*
Inca Pacific Resources, Inc., Warrants (November 2006)	900,000	0	*
Metallic Ventures Gold, Inc., Warrants (March 2009)	614,500	297,512	*
Metallica Resources, Inc., Warrants (December 2008)	1,737,300	1,775,696	*
Moto Goldmines Ltd., Warrants (August 2007)	137,500	209,575	*
NovaGold Resources, Inc., Warrants (January 2008)	36,800	197,965	*
NovaGold Resources, Inc., Warrants (October 2008)	178,400	1,737,055	*
Platte River Gold U.S., Inc., Warrants (March 2009) (RS)	195,000	0	*
Romarco Minerals, Inc., Warrants (September 2007)	5,682,353	152,840	*
TLC Ventures Corp., Warrants (January 2008) (RS)	200,000	0	*
Vedron Gold, Inc., Warrants (December 2006)	425,000	0	*
		8,563,391
Intermediate & Junior Gold Producers 9.71%
Agnico-Eagle Mines Ltd., Warrants (November 2007)	11,212,000	16,536,899	*
Apollo Gold Corp., Warrants (December 2006)	333,500	0	*
Avnel Gold Mining Ltd., Warrants (June 2010)	14,000	8,786	*
Bema Gold Corp., Warrants (October 2007)	4,805,300	13,959,001	*
Bema Gold Corp., Warrants (September 2011)	949,280	1,148,992	*
Cambior, Inc., Warrants (August 2008)	3,307,565	3,706,869	*
Century Mining Corp., Warrants (March 2007)	500,000	210,696	*
Glencairn Gold Corp., Warrants (November 2008)	1,598,000	322,365	*
Golden Star Resources Ltd., Warrants (February 2007)	358,500	106,070	*
Jaguar Mining, Inc., Warrants (December 2007)	32,800	51,464	*
Kinross Gold Corp., Warrants (December 2007)	4,120,200	4,617,609	*
Nevsun Resources Ltd., Warrants (June 2008)	238,220	288,337	*
Nevsun Resources Ltd., Warrants (October 2008)	39,600	45,801	*
Northern Orion Resources, Inc., Warrants (May 2008)	5,212,870	12,245,232	*
Northern Orion Resources, Inc., Warrants (February 2010)	2,639,708	3,100,388	*
Northgate Minerals Corp., Warrants (December 2006)	6,493,180	4,303,714	*
Red Back Mining, Inc., Warrants (July 2007)	150,000	201,730	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)	536,750	139,559	*
Yamana Gold, Inc., Warrants (November 2008)	5,952,120	24,814,953	*
		85,808,465
Metal & Mineral Mining 4.41%
Breakwater Resources Ltd., Warrants (January 2009)	1,337,000	623,338	*
Coalcorp Mining, Inc., Warrants (February 2011)	204,000	32,922	*
Pan American Silver Corp., Warrants (February 2008)	110,250	1,003,306	*
Silver Wheaton Corp., Warrants (August 2009)	12,323,700	16,131,799	*
Silver Wheaton Corp., Warrants (November 2009)	6,470,600	7,541,830	*
Silver Wheaton Corp., Warrants (December 2010)	2,785,300	13,609,974	*
		38,943,169
Oil & Gas Exploration & Production - Junior 0.00%
Bankers Petroleum Ltd., Warrants (November 2009)	33,000	9,616	*

Oil & Gas Extraction 0.00%
Pacific Stratus Energy Ltd., Warrants (October 2006)	56,250	0	*
Pacific Stratus Energy Ltd., Warrants (July 2007)	85,000	22,101	*
		22,101
Senior Gold Producers 7.04%
Goldcorp, Inc., Warrants (April 2007)	100	2,986	*
Goldcorp, Inc., Warrants (June 2009)	53,894	756,677	*
Goldcorp, Inc., Warrants (June 2011)	4,330,112	61,495,464	*
		62,255,127

Total Warrants		195,607,249
(cost $162,384,602)

SPECIAL WARRANTS 0.03%

Gold/Mineral Exploration & Development 0.03%
African Minerals, Special Warrants (RS)	112,500	266,625	*
Western Exploration & Development Ltd., 144A, Special Warrants (RS)	600,000	30,000	*

Total Special Warrants		296,625
(cost $975,000)

SUBSCRIPTION RECEIPTS 0.41%

Gold/Mineral Exploration & Development 0.41%
Grupo Agapov, 144A, S/R (RS)
(cost $3,600,000)	1,200,000	3,600,000	*

UNITS 0.18%

Gold/Mineral Exploration & Development 0.18%
Hainan Mining Corp., Units (RS)	1,705,000	1,276,363	*
Terrane Metals Corp., 144A, Units (RS)	400,000	347,514	*

Total Units		1,623,877
(cost $1,542,980)

PURCHASED OPTIONS 0.51%	Contracts

Senior Gold Producers 0.51%
Barrick Gold Corp., Strike Price 17.50, Call, Expiration Jan. 2007
(premium $29,600)	200	165,000
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2007
(premium $230,040)	160	176,000
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2008
(premium $243,874)	159	193,980
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2009
(premium $4,766)	4	5,360
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2007
(premium $160,480)	160	105,600
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2008
(premium $184,087)	159	134,355
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2009
(premium $3,646)	4	4,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 40, Put, Expiration Nov. 2006
(premium $525,708)	1,200	30,000
Gold Fileds Ltd., Strike Price 30, Call, Expiration Jan. 2007
(premium $170,400)	800	6,000
Goldcorp, Inc., Strike Price 20, Call, Expiration Apr. 2007
(premium $63,720)	135	75,600
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $54,945)	90	68,400
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $185,555)	225	213,750
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2008
(premium $466,746)	890	480,600
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2009
(premium $182,523)	281	196,700
Goldcorp, Inc., Strike Price 25, Call, Expiration Apr. 2007
(premium $34,020)	135	41,310
Goldcorp, Inc., Strike Price 40, Call, Expiration Jan. 2009
(premium $4,848)	16	5,840
Newmont Mining, Strike Price 50, Call, Expiration Jan. 2008
(premium $1,396,904)	1,320	633,600
Newmont Mining, Strike Price 60, Call, Expiration Jan. 2008
(premium $1,096,977)	1,720	412,800
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 110, Put,
Expiration Dec. 2006 (premium $2,076,202)	3,056	519,520
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 120, Put,
Expiration Dec. 2006 (premium $2,285,358)	2,204	991,800

Total Purchased Options		4,460,215
(cost $9,400,399)

Total Securities		767,411,111

	Principal
REPURCHASE AGREEMENT 12.26%	Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
09/29/06, 5.05%, due 10/02/06, repurchase price
$108,378,799, collateralized by U.S. Treasury securities held
in a joint tri-party repurchase account (cost $108,333,209)	$108,333,209	108,333,209

Total Investments 99.07%		875,744,320
(cost $758,291,623)
Other assets and liabilities, net 0.93%		8,256,185

NET ASSETS 100%		$884,000,505

See notes to portfolios of investments.

GOLD SHARES FUND
Portfolio of Investments (unaudited)		September 30, 2006

COMMON STOCKS 48.73%	Shares	Value

Diamond Mining & Exploration 0.33%
Aber Diamond Corp.	22,000	$701,215
Diamond Fields International Ltd.	108,000	9,683	*
		710,898

Financial Services 0.44%
GMP Capital Trust	49,200	937,374

Gold Mining 47.17%
Agnico-Eagle Mines Ltd.	108,000	3,356,276
Alamos Gold, Inc.	592,880	4,863,811	*
Barrick Gold Corp.	27,429	843,062
Cambior, Inc.	1,037,355	3,649,145	*
Centerra Gold, Inc.	25,000	249,922	*
Century Mining Corp.	559,069	456,137	*
Crystallex International Corp.	116,900	333,165	*
DRDGOLD Ltd., Sponsored ADR	100,000	138,000
Eldorado Gold Corp.	110,000	478,325	*
Freeport-McMoRan Copper & Gold, Inc., Class B	148,200	7,893,132
Gammon Lake Resources, Inc.	33,000	377,236	*
Glencairn Gold Corp.	177,000	96,804	*
Gold Fields Ltd.	95,000	1,686,068
Gold Fields Ltd., Sponsored ADR	404,620	7,218,421
Goldcorp, Inc.	1,122,256	26,485,006
Harmony Gold Mining Co., Ltd., Sponsored ADR	253,100	3,272,583	*
Hecla Mining Co.	150,000	861,000	*
High River Gold Mines Ltd.	1,069,400	2,138,129	*
IAMGOLD Corp.	15,970	135,585
Ivanhoe Mines Ltd.	551,600	3,447,036	*
Kingsgate Consolidated Ltd.	180,000	616,304
Lihir Gold Ltd.	500,000	1,077,898	*
Meridian Gold, Inc.	429,720	10,681,921	*
Newmont Mining Corp.	57,070	2,439,743
Northern Orion Resources, Inc.	1,520,370	5,997,789	*
Northgate Minerals Corp.	148,900	478,858	*
Polyus Gold Co., ADR	10,000	439,000	*
Randgold Resources Ltd., ADR	392,100	7,983,156	*
Sino Gold Ltd.	200,000	626,598	*
Yamana Gold, Inc.	290,832	2,685,766
		101,005,876

Gold Royalty Company 0.00%
Aberdeen International, Inc.	2,250	1,261	*

Gold/Mineral Exploration & Development 0.04%
Virginia Gold Mines, Inc.	29,500	98,920	*

Metal & Mineral Mining 0.42%
Lundin Mining Corp.	15,430	410,876	*
Silver Wheaton Corp.	51,550	484,834	*
		895,710

Oil & Gas Royalty Trusts 0.33%
ARC Energy Trust	2,500	60,990
Bonvista Energy Trust	5,000	144,708
Harvest Energy Trust	18,700	507,173
		712,871

Total Common Stocks		104,362,910
(cost $82,790,229)

EXCHANGE-TRADED FUNDS 3.14%

Market Vectors Gold Miners	69,200	2,466,980	*
streetTRACKS Gold Trust	71,600	4,258,052	*

Total Exchange-Traded Funds		6,725,032
(cost $6,920,384)

EQUITY-LINKED SECURITY 0.67%

Gold Mining 0.67%
RenPolyus Ltd. (December 2006)
(cost $1,900,000)	32,500	1,426,750	*

WARRANTS 22.35%

Diamond Mining & Exploration 0.00%
Diamond Fields International Ltd., Warrants (November 2006)	176,000	0	*

Gold Mining 20.04%
Agnico-Eagle Mines Ltd., Warrants (November 2007)	342,100	5,045,975	*
Apollo Gold Corp., Warrants (December 2006)	166,500	0	*
Bema Gold Corp., Warrants (October 2007)	2,214,610	6,433,260	*
Bema Gold Corp., Warrants (September 2011)	450,320	545,059	*
Cambior, Inc., Warrants (August 2008)	648,395	726,672	*
Glencairn Gold Corp., Warrants (November 2008)	88,500	17,853	*
Goldcorp, Inc., Warrants (June 2009)	17,970	252,293	*
Goldcorp, Inc., Warrants (June 2011)	1,241,913	17,637,428	*
Golden Star Resources Ltd., Warrants (February 2007)	5,000	1,479	*
Kinross Gold Corp., Warrants (December 2007)	2,015,800	2,259,156	*
Nevsun Resources Ltd., Warrants (June 2008)	44,580	53,959	*
Nevsun Resources Ltd., Warrants (October 2008)	4,600	5,320	*
Northern Orion Resources, Inc., Warrants (May 2008)	1,204,580	2,829,605	*
Northern Orion Resources, Inc., Warrants (February 2010)	331,452	389,297	*
Northgate Minerals Corp., Warrants (December 2006)	1,818,320	1,206,939	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)	249,050	64,755	*
Yamana Gold, Inc., Warrants (November 2008)	1,303,850	5,435,874	*
		42,904,924

Metal & Mineral Mining 2.31%
Pan American Silver Corp., Warrants (February 2008)	55,850	508,251	*
Silver Wheaton Corp., Warrants (August 2009)	1,667,580	2,182,872	*
Silver Wheaton Corp., Warrants (November 2009)	696,280	811,552	*
Silver Wheaton Corp., Warrants (December 2010)	296,060	1,446,655	*
		4,949,330

Total Warrants		47,854,254
(cost $34,428,345)

PURCHASED OPTIONS 0.64%	Contracts

Gold Mining 0.64%
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2007
(premium $57,510)	40	44,000
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2008
(premium $108,197)	71	86,620
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2009
(premium $1,192)	1	1,340
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2007
(premium $40,120)	40	26,400
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2008
(premium $81,739)	71	59,995
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2009
(premium $911)	1	1,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 40, Put,
Expiration Nov. 2006 (premium $503,803)	1,150	28,750
Gold Fileds Ltd., Strike Price 30, Call, Expiration Jan. 2007
(premium $42,600)	200	1,500
Goldcorp, Inc., Strike Price 20, Call, Expiration Apr. 2007
(premium $25,488)	54	30,240
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $21,978)	36	27,360
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $73,382)	89	84,550
Goldcorp, Inc., Strike Price 25, Call, Expiration Apr. 2007
(premium $13,608)	54	16,524
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2008
(premium $122,262)	236	127,440
Goldcorp, Inc., Strike Price 25 Call, Expiration Jan. 2009
(premium $66,510)	103	72,100
Goldcorp, Inc., Strike Price 40, Call, Expiration Jan. 2009
(premium $1,212)	4	1,460
Harmony Gold Mining Co., Ltd., Strike Price 17.50, Call,
Expiration Jan. 2008 (premium $127,770)	500	88,750
Newmont Mining, Strike Price 50, Call, Expiration Jan. 2008
(premium $349,166)	330	158,400
Newmont Mining, Strike Price 60, Call, Expiration Jan. 2008
(premium $274,272)	430	103,200
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 110,
Put, Expiration Dec. 2006 (premium $577,095)	848	144,160
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 120,
Put, Expiration Dec. 2006 (premium $611,909)	584	262,800

Total Purchased Options		1,366,589
(cost $3,100,724)

Total Securities		161,735,535

	Principal
REPURCHASE AGREEMENT 23.11%	Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
09/29/06, 5.05%, due 10/02/06, repurchase price
$49,507,978, collateralized by U.S. Treasury securities held
in a joint tri-party repurchase account (cost $49,487,152)	$49,487,152	49,487,152

Total Investments 98.64%		211,222,687
(cost $178,626,834)
Other assets and liabilities, net 1.36%		2,914,852

NET ASSETS 100%		$214,137,539

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) September 30, 2006

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
S/R Subscription Receipt
CAD Canadian Dollar

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2006.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Fair valued securities, which were primarily composed of restricted securities (see following), as a percentage of net assets at September 30, 2006, were 4.23% of All American Equity, 0.09% of China Region Opportunity, 6.24% of Global Resources, 8.24% of World Precious Minerals and 8.35% of Gold Shares.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Joint Tri-Party Repurchase Agreements

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2006 were:

Merrill Lynch repurchase agreement, 09/29/06, 5.05%, due 10/02/06:
Total principal amount: $347,423,176; Total repurchase price: $347,569,383
Collateral:
$355,845,000 U.S. Treasury Note, 4.125%, 08/15/08
(total collateral market value, including accrued interest, of $354,373,279)

Morgan Stanley Dean Witter repurchase agreement, 09/29/06, 5.00%, due 10/02/06:
Total principal amount: $23,000,000; Total repurchase price: $23,009,583
Collateral:
$23,811,000 U.S. Treasury Note, 3.375%, 02/15/08
    (total collateral market value, including accrued interest, of $23,460,908)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2006.

	Shares of Affiliated Companies
	June 30, 2006	Additions	Reductions	September 30, 2006
Global Resources Fund
Bounty Industries Ltd.	9,500,000	1,500,000	-	11,000,000
Consolidated Thompson-Lundmark Gold Mines Ltd.	900,000	1,040,800	-	1,940,800
Exile Resources, Inc.	2,178,675	51,325	(4,500)	2,225,500
Ivory Energy, Inc.	1,666,500	-	-	1,666,500
Pacific Stratus Energy Ltd.	747,000	22,000	(7,400)	761,600	(a)
PetroWorld Corp.	2,000,000	5,170,000	-	7,170,000
Red Dragon Resources Corp.	3,796,000	49,000	-	3,845,000
Revett Minerals, Inc.	4,645,300	74,700	(137,400)	4,582,600
UMC Energy plc	1,000,000	-	-	1,000,000

At September 30, 2006, the value of investments in affiliated companies was $22,297,424, representing 1.92% of net assets, and the total cost was $19,208,296. Net realized gains on transactions were $106,254, and there was no income earned for the period.

	Shares of Affiliated Companies
	June 30, 2006	Additions	Reductions	September 30, 2006
World Precious Minerals Fund
Aberdeen International, Inc.	2,207,500	14,500	-	2,222,000
American Gold Capital Corp.	1,641,900	142,800	(22,800)	1,761,900
Atikwa Minerals Corp.	2,288,333	217,000	-	2,505,333
Caledon Resources plc	20,290,000	-	-	20,290,000
Diamonds North Resources Ltd.	2,650,400	64,000	(25,000)	2,689,400
Grandview Gold, Inc.	1,284,000	38,000	(500)	1,321,500
Linear Gold Corp.	1,033,600	56,900	-	1,090,500
Moss Lake Gold Mines Ltd.	2,698,500	159,500	-	2,858,000
Romarco Minerals, Inc.	7,980,853	4,000	(100,000)	7,884,853
Vedron Gold, Inc.	5,829,501	55,500	(20,000)	5,865,001

At September 30, 2006, the value of investments in affiliated companies was $17,929,749 representing 2.03% of net assets, and the total cost was $18,581,947. Net realized gains on transactions were $36,060, and there was no income earned for the period.

(a) At September 30, 2006, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

SECURITY
	Acquisition	Cost per
China Region Opportunity Fund	Date	Share
Big Sky Energy Corp.	03/01/05	$0.50

At September 30, 2006, the total cost of restricted securities was $50,000, and the total value was $64,600, representing 0.09% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share
African Minerals, Special Warrants	07/09/03	$6.00
BA Energy, Inc.	08/11/06	$8.48
Big Sky Energy Corp.	03/01/2005-08/15/05	$0.64
Canadian Sub-Surface Energy Services Corp.	05/23/06	$6.68
Foothills Resources, Inc., Units	09/07/06	$2.25
Gran Tierra Energy, Inc.	05/31/06	$1.50
Gran Tierra Energy, Inc., Warrants (June 2011)	05/31/06	$0.00
Grupo Agapov, 144A, S/R	08/22/06	$3.00
Legacy Energy LLC, 144A	02/27/06	$19.00
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Stratus Energy Ltd., Warrants (June 2008)	05/31/06	$0.00
Red Dragon Resources Corp.	06/12/06	$0.68
Red Dragon Resources Corp., Warrants (December 2007)	06/12/06	$0.00
TLC Ventures Corp.	07/06/06	$0.47
TLC Ventures Corp., Warrants (January 2008)	07/06/06	$0.00
Trident Resources Corp., Units	06/09/06	$62.50
Uranium North Resources Ltd.	08/18/06	$0.00
Worldbid Corp, Units	8/10/2006 - 09/28/06	$1.05
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At September 30, 2006, the total cost of restricted securities was $29,117,952, and the total value was $30,319,064 representing 2.62% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
African Minerals, Special Warrants	07/09/03	$6.00
Big Sky Energy Corp.	03/01/05	$0.50
Grupo Agapov, 144A, S/R	08/22/06	$3.00
Hainan Mining Corp., Units	08/31/06	$0.76
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold U.S., Inc.	03/01/04-06/07/04	$1.15
Platte River Gold U.S., Inc., Warrants (March 2009)	03/01/04	$0.00
Terrane Metals Corp., 144A, Units (formerly Atlas Cromwell Ltd.)	05/03/06	$0.34
TLC Ventures Corp.	07/06/06	$0.47
TLC Ventures Corp., Warrants (January 2008)	07/06/06	$0.00
Uranium North Resources Ltd.	08/18/06	$0.00
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At September 30, 2006, the total cost of restricted securities was $9,195,496, and the total value was $7,721,351, representing 0.87% of net assets.

TAX INFORMATION

The following table presents the income tax basis of the securities owned at September 30, 2006, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$122,899,833	$ -	$ -	$ -
U.S. Government Securities Savings	432,317,038	-	-	-
Near-Term Tax Free	15,455,956	136,900	(24,134)	112,766
Tax Free	14,489,635	633,589	(499)	633,090
All American Equity	20,814,495	1,380,196	(404,557)	975,639
China Region Opportunity	63,854,778	8,496,797	(1,681,129)	6,815,668
Global Resources	1,082,319,258	124,213,140	(78,991,013)	45,222,127
World Precious Minerals	758,291,623	161,408,753	(43,956,056)	117,452,697
Gold Shares	178,626,834	37,671,088	(5,075,235)	32,595,853

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: November 29, 2006

By: /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: November 29, 2006